Stockholders' Equity - Schedule of Outstanding Warrants (Details) (Parenthetical) - $ / shares		Sep. 30, 2020		Sep. 30, 2019	Dec. 31, 2018
Exercise Price					$ 4.38
Warrant [Member]
Expiration Date	[1]	Sep. 24, 2025
Exercise Price		$ 7.1875	[1]	$ 0
Warrant [Member] | Warrants Exercised within Six Months [Member]
Exercise Price		$ 6.9718

[1]	The warrants are exercisable at any time and from time to time, in whole or in part, during a period commencing March 24, 2021 and expiring September 24, 2025. The exercise price of the warrants is $7.1875 per share or $6.9718 per share if the warrants are exercised for cash within the first six months of the period in which they are exercisable.